CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement of cash flows [abstract]
Profit (loss) before tax	£ 3,905	£ 1,828	£ (602)
Adjustments for:
Change in operating assets	(2,013)	(4,337)	(14,313)
Change in operating liabilities	2,509	(5,675)	41,412
Non-cash and other items	2,620	7,189	2,405
Tax paid	(602)	(10)	(726)
Net cash provided by (used in) operating activities	6,419	(1,005)	28,176
Cash flows from investing activities
Purchase of financial assets	(5,442)	(1,474)	(7,115)
Proceeds from sale and maturity of financial assets	6,378	1,108	5,239
Purchase of fixed assets	(1,553)	(1,587)	(1,314)
Proceeds from sale of fixed assets	710	706	440
Acquisition of businesses, net of cash acquired	(7)	0	(3)
Net cash provided by (used in) investing activities	86	(1,247)	(2,753)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(404)	0	0
Distributions on other equity instruments	(213)	(219)	(234)
Dividends paid to non-controlling interests	(51)	(41)	0
Interest paid on subordinated liabilities	(456)	(413)	(682)
Proceeds from issue of subordinated liabilities	500	0	0
Proceeds from issue of ordinary shares	12	11	133
Repayment of subordinated liabilities	(471)	(2,105)	(1,769)
Net cash used in financing activities	(1,083)	(2,767)	(2,552)
Effects of exchange rate changes on cash and cash equivalents	(66)	(200)	4
Change in cash and cash equivalents	5,356	(5,219)	22,875
Cash and cash equivalents at beginning of period	75,467	80,686	57,811
Cash and cash equivalents at end of period	£ 80,823	£ 75,467	£ 80,686